STATEMENT OF OPERATIONS - TPG Pace Solutions - USD ($)		3 Months Ended	9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021	Sep. 30, 2021
Operating costs and expenses:
Formation costs	$ 8,770	$ 1,498,767	$ 2,247,630
Income (Loss) from operations		$ (1,498,767)	$ (2,247,630)
Net income (loss)	$ (8,770)
Net income (loss) per unit attributable to common units-basic	$ 0.00
Net income (loss) per unit attributable to common units-diluted	$ 0.00
Weighted average units used to compute net income (loss) per unit attributable to common units-basic	4,000,000
Weighted average units used to compute net income (loss) per unit attributable to common units-diluted	4,000,000